Finance Costs	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Cost [Abstract]
Finance Costs	Finance Costs

	Year-ended December 31,
	2025	2024
Interest expense	$36,895	$24,406
Accretion of Senior Notes (Note 11b)	1,481	2,245
Loss on extinguishment of Senior Notes 2026 (Note 11a)	—	11,463
Accretion of lease obligations	241	672
Accretion of provisions (Note 12)	2,074	2,171
Total	$40,691	$40,957